Total Invested Assets and Related Net Investment Income - Narrative (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($) square_foot $ / square_foot	Dec. 31, 2017 CAD ($)
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Derivative liabilities		$ 2,295,000,000	$ 1,756,000,000
Net ineffectiveness on fair value hedges		1,000,000	3,000,000
Financial assets		$ 143,061,000,000	$ 137,691,000,000
Repurchase agreement interest rate		1.92%	1.25%
Financial assets, at fair value		$ 144,673,000,000	$ 140,292,000,000
Carrying value of securities lent		1,824,000,000	1,976,000,000
Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets		46,822,000,000	42,805,000,000
Financial assets, at fair value		48,434,000,000	45,406,000,000
Asset-backed securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets		$ 7,366,000,000	5,899,000,000
Mortgages | Level 3
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Risk-adjusted spreads		20 years
Asset-Backed Securities In Principal Reinvestment Account
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets		$ 124,000,000	75,000,000
Financial assets | Level 3
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets		7,704,000,000	6,805,000,000
Securitized mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets		1,328,000,000	1,283,000,000
Financial assets, at fair value		1,318,000,000	1,267,000,000
Cash And Cash Equivalents In Principal Reinvestment Account
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets		0	0
Transferred Assets
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets, at fair value		1,824,000,000	1,976,000,000
Securities lending
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Carrying value of securities lent		2,217,000,000	1,467,000,000
Collateral associated with securities lending
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Carrying value of securities lent		$ 2,338,000,000	1,546,000,000
Loans | Level 3
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Risk-adjusted spreads		10 years
Bottom of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Repurchase agreement maturity period		7 days
Top of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Repurchase agreement maturity period		365 days
Weighted average
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Repurchase agreement maturity period		127 days
Securitized mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial liabilities		$ 1,453,000,000	1,355,000,000
Financial liabilities, at fair value		1,446,000,000	1,346,000,000
Fair value through profit or loss | Asset-backed securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets		4,527,000,000	3,681,000,000
Fair value through profit or loss | Financial assets | Level 2
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial assets		40,730,000,000	38,601,000,000
Measured at fair value
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Derivative liabilities		$ 2,295,000,000	$ 1,756,000,000
Discounted cash flow | Bottom of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Rental growth rate (per annum)		0.00%
Long-term vacancy rate		2.00%
Discount rate		4.00%
Terminal capitalization rate		4.25%
Discounted cash flow | Top of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Rental growth rate (per annum)		3.00%
Long-term vacancy rate		10.00%
Discount rate		10.30%
Terminal capitalization rate		8.75%
Discounted cash flow | Retail and office properties | Bottom of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Estimated rental value (per square foot, per annum) | square_foot		12
Discounted cash flow | Retail and office properties | Top of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Estimated rental value (per square foot, per annum) | $ / square_foot		76
Discounted cash flow | Industrial properties | Bottom of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Estimated rental value (per square foot, per annum) | $ / square_foot		3,000,000
Discounted cash flow | Industrial properties | Top of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Estimated rental value (per square foot, per annum) | $ / square_foot		11,000,000
Discounted cash flow | Investment property
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Expected return period		10 years
Scenario, Forecast
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Reclassification adjustments on cash flow hedges, before tax	$ 2,000,000